UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/17

Item 1. Schedule of Investments.

Franklin ETF Trust

Statement of Investments, February 28, 2017 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF
	Principal
	Amount	Value
U.S. Government and Agency Securities 37.8%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$64,511	$63,715
[a] Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	275,000	276,620
FHLB, 1.375%, 6/12/20	1,400,000	1,386,699
FHLMC, 1.25%, 8/01/19	1,500,000	1,494,870
FHLMC, 1.25%, 10/02/19	3,500,000	3,480,641
FHLMC, 1.375%, 5/01/20	1,525,000	1,514,397
FHLMC, 1.75%, 5/30/19	1,250,000	1,260,651
FHLMC, 2.375%, 1/13/22	1,000,000	1,019,086
FHLMC, 3.75%, 3/27/19	1,350,000	1,417,215
FICO, A-P, Strip, 10/06/17	1,000,000	994,030
FICO, D-P, Strip, 9/26/19	1,585,000	1,521,461
FICO, E-P, Strip, 11/02/18	225,000	219,855
FNMA, 1.625%, 1/21/20	1,000,000	1,002,190
FNMA, 1.75%, 6/20/19	3,000,000	3,025,221
FNMA, 1.75%, 9/12/19	1,350,000	1,359,543
FNMA, 1.75%, 11/26/19	1,300,000	1,308,861
FNMA, 1.875%, 9/18/18	1,125,000	1,137,082
FNMA, 2.625%, 9/06/24	350,000	356,251
FNMA, 6.625%, 11/15/30	250,000	353,523
FNMA, 7.125%, 1/15/30	250,000	362,036
Iraq Government Agency for International Development Bond, 2.149%, 1/18/22	1,250,000	1,255,324
Israel Government Agency for International Development Bond, 5.50%, 9/18/23	300,000	356,543
Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	268,690
Private Export Funding Corp.,
secured bond, BB, 4.30%, 12/15/21	1,500,000	1,644,303
secured note, LL, 2.25%, 3/15/20	1,600,000	1,623,573
senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,569,547
Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	824,784
TVA, 5.50%, 7/18/17	500,000	509,191
[b] U.S. Treasury Bond, Index Linked, 1.375%, 1/15/20	2,567,881	2,719,409
U.S. Treasury Note,
0.75%, 12/31/17	2,300,000	2,297,663
0.75%, 8/15/19	2,500,000	2,463,817
0.875%, 1/31/18	2,000,000	1,999,102
0.875%, 6/15/19	3,000,000	2,970,000
1.00%, 2/15/18	1,325,000	1,325,855
1.375%, 12/31/18	2,800,000	2,808,694
1.50%, 5/31/19	1,500,000	1,506,651
1.50%, 11/30/19	2,500,000	2,503,710
1.625%, 12/31/19	1,500,000	1,506,826
2.25%, 7/31/18	1,500,000	1,524,931
3.75%, 11/15/18	1,000,000	1,044,062
[b] Index Linked, 0.125%, 1/15/23	1,088,855	1,094,173
[b] Index Linked, 0.125%, 7/15/24	4,575,555	4,565,251
[b] Index Linked, 0.625%, 7/15/21	2,142,400	2,232,406
Ukraine Government Agency for International Development Bond, 1.844%, 5/16/19	120,000	121,805
Total U.S. Government and Agency Securities (Cost $64,222,810)		64,290,257
Mortgage-Backed Securities 62.0%
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 18.3%
FHLMC, 2.263% - 2.719%, 7/01/29 - 3/01/35	1,492,772	1,574,556
FHLMC, 2.725% - 2.785%, 5/01/33 - 7/01/36	1,274,756	1,352,014
FHLMC, 2.789% - 2.807%, 9/01/27 - 11/01/36	691,610	732,774
FHLMC, 2.812% - 2.819%, 8/01/32 - 1/01/37	1,203,407	1,272,404
FHLMC, 2.82% - 2.823%, 1/01/38 - 8/01/38	1,285,235	1,359,321
FHLMC, 2.828% - 2.872%, 11/01/33 - 6/01/37	921,032	974,484
FHLMC, 2.875% - 2.912%, 1/01/28 - 10/01/38	1,527,417	1,619,169
FHLMC, 2.916% - 2.918%, 9/01/29 - 4/01/36	820,960	867,028
FHLMC, 2.921% - 2.948%, 1/01/26 - 6/01/37	1,601,250	1,698,321
FHLMC, 2.95% - 3.001%, 1/01/35 - 1/01/42	1,480,492	1,563,573
FHLMC, 3.029%, 10/01/38	2,338,250	2,473,804

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin ETF Trust

Statement of Investments, February 28, 2017 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 3.05%, 9/01/37	$1,393,119	$1,477,060
FHLMC, 3.018% - 3.057%, 8/01/34 - 4/01/37	1,544,542	1,640,949
FHLMC, 3.071% - 3.086%, 9/01/35 - 9/01/36	1,311,820	1,394,000
FHLMC, 3.092%, 11/01/37	1,323,143	1,403,372
FHLMC, 3.103%, 5/01/40	2,279,121	2,423,996
FHLMC, 3.125%, 8/01/41	1,436,279	1,519,635
FHLMC, 3.104% - 3.16%, 5/01/35 - 6/01/41	1,256,220	1,334,908
FHLMC, 3.161%, 9/01/37	2,353,569	2,500,651
FHLMC, 3.167% - 3.189%, 3/01/36 - 4/01/40	1,525,050	1,609,712
FHLMC, 3.194% - 5.508%, 8/01/24 - 1/01/38	303,900	322,494
		31,114,225
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.5%
[d] FHLMC, 3.50%, 3/15/46	2,450,000	2,510,676
[c] Federal National Mortgage Association (FNMA) Adjustable Rate 37.2%
FNMA, 2.553%, 8/01/37	1,716,247	1,777,379
FNMA, 2.00% - 2.574%, 9/01/17 - 11/01/40	1,637,432	1,691,844
FNMA, 2.575% - 2.631%, 5/01/32 - 11/01/35	1,496,414	1,563,761
FNMA, 2.644% - 2.659%, 7/01/29 - 5/01/39	1,605,032	1,677,310
FNMA, 2.711%, 5/01/35	2,110,172	2,222,617
FNMA, 2.66% - 2.723%, 12/01/24 - 4/01/40	1,407,263	1,471,698
FNMA, 2.727% - 2.775%, 3/01/25 - 9/01/39	1,390,054	1,465,622
FNMA, 2.775% - 2.78%, 11/01/34 - 7/01/38	1,207,291	1,275,410
FNMA, 2.781% - 2.788%, 3/01/34 - 6/01/36	1,286,624	1,357,225
FNMA, 2.795%, 5/01/36	2,665,687	2,826,064
FNMA, 2.795%, 7/01/38	2,316,290	2,451,482
FNMA, 2.791% - 2.807%, 6/01/32 - 12/01/40	1,601,691	1,689,056
FNMA, 2.817%, 10/01/35	1,240,499	1,312,546
FNMA, 2.811% - 2.827%, 10/01/34 - 12/01/40	1,463,344	1,543,572
FNMA, 2.843%, 11/01/35	1,588,885	1,665,534
FNMA, 2.83% - 2.859%, 1/01/32 - 3/01/38	1,599,707	1,686,765
FNMA, 2.875%, 6/01/34	1,466,032	1,551,701
FNMA, 2.872% - 2.878%, 8/01/36 - 7/01/38	901,927	953,197
FNMA, 2.895% - 2.942%, 1/01/25 - 8/01/37	1,347,102	1,420,458
FNMA, 2.942% - 2.954%, 11/01/34 - 4/01/36	1,432,787	1,515,105
FNMA, 2.956% - 2.965%, 4/01/35 - 9/01/39	1,505,358	1,590,388
FNMA, 2.978% - 2.99%, 12/01/32 - 9/01/37	1,394,589	1,473,358
FNMA, 2.994%, 9/01/43	1,480,767	1,564,972
FNMA, 3.019%, 5/01/39	1,260,854	1,336,851
FNMA, 2.991% - 3.02%, 1/01/28 - 5/01/37	1,363,407	1,447,239
FNMA, 3.025% - 3.028%, 2/01/35 - 4/01/40	1,488,360	1,577,865
FNMA, 3.029% - 3.039%, 11/01/34 - 9/01/38	1,143,320	1,209,167
FNMA, 3.042% - 3.05%, 5/01/33 - 7/01/41	1,203,834	1,277,532
FNMA, 3.063%, 9/01/37	1,419,612	1,503,944
FNMA, 3.055% - 3.063%, 11/01/36 - 9/01/40	1,562,364	1,656,931
FNMA, 3.064% - 3.071%, 12/01/34 - 1/01/38	1,535,622	1,628,595
FNMA, 3.083%, 10/01/40	1,856,126	1,967,502
FNMA, 3.071% - 3.119%, 12/01/30 - 3/01/42	1,379,316	1,457,915
FNMA, 3.141%, 6/01/40	1,994,807	2,102,704
FNMA, 3.12% - 3.176%, 12/01/32 - 9/01/39	1,575,373	1,670,575
FNMA, 3.221%, 2/01/41	1,681,531	1,787,297
FNMA, 3.178% - 3.221%, 1/01/33 - 3/01/42	1,590,715	1,677,151
FNMA, 3.23% - 3.34%, 10/01/33 - 2/01/40	1,517,137	1,610,155
FNMA, 3.37% - 4.458%, 10/01/27 - 5/01/40	1,453,783	1,545,300
FNMA, 4.825%, 3/01/33	177,321	187,660
		63,391,447

Franklin ETF Trust

Statement of Investments, February 28, 2017 (unaudited)
Franklin Liberty Short Duration U.S. Government ETF (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate 5.0%
FNMA, 3.00%, 2/01/32	$7,000,000	$7,206,644
[d] FNMA, 3.50%, 3/15/46	1,250,000	1,281,152
		8,487,796
Total Mortgage-Backed Securities (Cost $105,651,452)		105,504,144
Total Investments before Short Term Investments (Cost $169,874,262)		169,794,401
	Shares
Short Term Investments (Cost $2,980,905) 1.7%
Money Market Funds 1.7%
[c,e] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	2,980,905	2,980,905
Total Investments (Cost $172,855,167) 101.5%		172,775,306
Other Assets, less Liabilities (1.5)%		(2,608,074)
Net Assets 100.0%		$170,167,232

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund’s Board of Trustees. At February 28, 2017, the value of this security was $276,620, representing 0.2% of net assets.
bPrincipal amount of security is adjusted for inflation.
cThe coupon rate shown represents the rate at period end.
dSecurity purchased on a to-be-announced (TBA) basis.
eSee Note 6 regarding investments in affiliated management investment companies.

At February 28, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 5 Yr. Note		Short	29	$3,413,391	6/30/17	$10,802	$—
U.S. Treasury 10 Yr. Note		Short	79	9,841,672	6/21/17	31,131	—
U.S. Treasury Long Bond		Short	5	758,281	6/21/17	1,042	—
U.S. Treasury Ultra 10 Yr. Note		Short	16	2,143,000	6/21/17	5,210	—
	Net unrealized appreciation (depreciation)					$48,185

Abbreviations

Selected Portfolio
FHLB	Federal Home Loan Bank
FICO	Financing Corp.
TVA	Tennessee Valley Authority

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Effective June 1, 2016, Franklin Short Duration U.S. Government ETF was renamed Franklin Liberty Short Duration U.S. Government ETF.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At February 28, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$173,216,770

Unrealized appreciation	$69,875
Unrealized depreciation	(511,339)
Net unrealized appreciation (depreciation)	$(441,464)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2017, the Fund held investments in affiliated management investment companies as follows:

% of Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares Held	Value at			Outstanding
	at Beginning	Gross	Gross	at End	End of	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 0.09%	3,967,483	65,041,437	(66,028,015)	2,980,905	$2,980,905	$428	$ -	- %[a]

aRounds to less than 0.1%.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$64,290,257	$-	$64,290,257
Mortgage-Backed Securities	-	105,504,144	-	105,504,144
Short Term Investments	2,980,905	-	-	2,980,905
Total Investments in Securities	$2,980,905	$169,794,401	$-	$172,775,306
Other Financial Instruments:
Futures Contracts	$48,185	$-	$-	$48,185

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2017

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  April 26, 2017